INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Total investments in associates	₽ 8,555	₽ 6,450
MTS Belarus
Investments in associates and joint ventures
Total investments in associates	5,124	4,502
Zelenaya Tochka Group
Investments in associates and joint ventures
Total investments in associates	1,260
YouDo
Investments in associates and joint ventures
Total investments in associates	724	724
Sistema-Rentnaya Nedvizhimost
Investments in associates and joint ventures
Total investments in associates	636	658
Other unquoted companies
Investments in associates and joint ventures
Total investments in associates	₽ 811	₽ 566